Financial Risk Management and Financial Instruments - Foreign exchange risk (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Market Risk Management and Financial Instruments
Cash and cash equivalents.	€ 44,428,001						€ 58,004,145														€ 81,021,280	€ 9,335,123
Other financial assets	7,970,469
Current loans	(30,461,789)						(34,557,415)
Trade accounts payable	(27,271,931)						(33,447,088)
Other current financial liabilities	(6,758,304)						(8,014,179)
Currency risk
Market Risk Management and Financial Instruments
Cash and cash equivalents.	681,060						1,074,504					$ 34,319,141	¥ 5,144,653	¥ 57,762,553			$ 42,074,709	¥ 3,645,636	¥ 175,667
Trade accounts receivables							1,819,062										9,420	23,080,637	384,924,842	$ 11,271,923
Trade Accounts Receivables and Other Financial Assets	911,909											8,000,000	10,566,164	404,773,837	$ 11,186,471	₱ 1,313,388
Loans receivables												29,016,931		401,116,668			31,322,436		398,069,782
Loans (payables)							(2,008,333)						(10,000,000)
Trade accounts payable	(1,792,895)						(1,170,124)					(1,334,406)	(104,455,142)	(178,280,936)	(3,535,080)	(20,877,283)	(3,505,663)	(167,501,322)	(113,912,632)	(5,843,051)
Other current financial liabilities | ¥																		(64,202)
Equity Instruments | $												1,273,028
Net Risk Exposure	€ 199,926						€ 284,891					$ 71,274,694	¥ 98,744,325	¥ 685,372,122	$ 7,651,391	₱ (19,563,895)	$ 69,900,902	¥ 140,839,250	¥ 669,257,659	$ 5,428,872
Change in Foreign Currency appreciation/ depreciation in bps (increase)	10	10	10	10	10	10	10	10	10	10	10
Change in Foreign Currency appreciation/ depreciation in bps (decrease)	(10)	(10)	(10)	(10)	(10)	(10)	(10)	(10)	(10)	(10)	(10)
Positive Impact on Profit	€ (19,993)	$ (6,108,746)	¥ (1,341,964)	¥ (442,959)	$ (21,343)	₱ 30,015	€ (28,489)	$ (5,675,222)	¥ (1,957,626)	¥ (466,842)	$ (15,726)
Negative Impact on Profit	€ 19,993	$ 7,462,308	¥ 1,341,964	¥ 541,394	$ 26,086	₱ (36,685)	€ 28,489	$ 6,928,868	¥ 1,957,626	¥ 570,584	$ 19,220